Financial instruments - Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level used to determine value-at-risk	98.00%
Interest rates | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	R$ 1,094
Interest rates | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5,820
Interest rates | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15,801
Interest rates | COVID-19 Outbreak
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17,077
Credit spread on interest rates | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	252
Credit spread on interest rates | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	797
Credit spread on interest rates | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1,951
Credit spread on interest rates | COVID-19 Outbreak
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4,030
Foreign currency exchange | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24
Foreign currency exchange | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	75
Foreign currency exchange | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	183
Foreign currency exchange | COVID-19 Outbreak
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	177
Equity price | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	32,749
Equity price | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	103,562
Equity price | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	253,676
Equity price | COVID-19 Outbreak
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	R$ 259,050